INVESTMENT IN GOLD	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
INVESTMENT IN GOLD

NOTE 3 – INVESTMENT IN GOLD

During the period, the Company invested $1.0 million in gold as part of its treasury and capital preservation strategy. The investment represents ownership interests in allocated gold bullion. Management monitors the performance of the investment based on changes in the market price of gold and intends to maintain the investment as part of its broader treasury management activities.

The gold investment is measured at fair value at each reporting date, with changes in fair value recognized in profit or loss. The fair value is determined based on quoted market prices for gold and is classified as a Level 1 fair value measurement within the fair value hierarchy established under IFRS 13.

During the six-month period ended June 30, 2026, the Company recognized a fair value loss of $158 thousand, which was recorded within finance expenses in the condensed consolidated statement of profit or loss.

The carrying amounts of the company gold holdings are as follows:

	As of June 30, 2026	As of December 31, 2025
Fair Value (US$ Thousands)	843	-

Gold Holdings (Troy Ounces)	217	-